                                                Filed Pursuant to Rule 497(c)
                                                Registration File No.: 2-94996

                 PROSPECTUS SUPPLEMENT DATED MAY 1, 1998 TO:
                            THE HUDSON RIVER TRUST
                         PROSPECTUS DATED MAY 1, 1997

1. The date of the Prospectus is May 1, 1998. A Statement of Additional Information relating to Class IA shares ("SAI") dated May 1, 1998 has been filed with the Securities and Exchange Commission ("SEC"). This SAI is incorporated by reference into this prospectus and is available at no charge by writing the Trust at the above address. California residents may obtain the SAI at no charge by calling 1-800-999-3527.

2. The section entitled "Financial Highlights" is replaced with the following:

FINANCIAL HIGHLIGHTS

The financial information in the tables below for the fiscal years ended on or after December 31, 1993 has been audited by Price Waterhouse LLP, the Trust's independent accountants. Financial highlights for prior years have been audited by another independent accounting firm. The December 31, 1997 audited financial statements of the Trust and the "Report of Independent Accountants" appear in the SAI. The Trust's annual report, which contains additional performance information, is available without charge upon request.

                             FINANCIAL HIGHLIGHTS
                     PER SHARE INCOME AND CAPITAL CHANGES
         (FOR A CLASS IA SHARE OUTSTANDING THROUGHOUT EACH PERIOD)(C)

                           ASSET ALLOCATION SERIES

ALLIANCE BALANCED PORTFOLIO (G):

                                                  YEAR ENDED DECEMBER 31,
                                 ---------------------------------------------------------
                                        1997       1996        1995       1994       1993*
                                  ---------   ---------  ---------   ---------  ---------
Net asset value, beginning of
 year (a).......................    $ 16.64    $ 16.76      $14.87     $16.67      $16.19
                                 ---------- ----------  ---------- ----------  ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income..........       0.58       0.53        0.54       0.45        0.50
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions..................       1.86       1.31        2.36      (1.78)       1.46
                                 ---------- ----------  ---------- ----------  ----------
 Total from investment
  operations....................       2.44       1.84        2.90      (1.33)       1.96
                                 ---------- ----------  ---------- ----------  ----------
 LESS DISTRIBUTIONS:
 Dividends from net  investment
 income.........................      (0.59)     (0.53)      (0.54)     (0.44)      (0.50)
 Dividends in excess of net
  investment income.............         --         --          --      (0.03)         --
 Distributions from realized
  gains.........................      (0.91)     (1.40)      (0.47)        --       (0.95)
 Distributions in excess of
  realized gains................         --      (0.03)         --         --       (0.03)
 Tax return of capital
  distributions.................         --         --          --      (0.00)         --
                                 ---------- ----------  ---------- ----------  ----------
 Total dividends and
  distributions.................      (1.50)     (1.96)      (1.01)     (0.47)      (1.48)
                                 ---------- ----------  ---------- ----------  ----------
Net asset value, end of year ...    $ 17.58    $ 16.64      $16.76     $14.87      $16.67
                                 ========== ==========  ========== ==========  ==========
Total return (d)................      15.06%     11.68%      19.75%     (8.02)%     12.28%
                                 ========== ==========  ========== ==========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (000's)........................ $1,724,089 $1,637,856  $1,523,142 $1,329,820  $1,364,640
Ratio of expenses to average
 net assets.....................       0.45%      0.41%       0.40%      0.39%       0.39%
Ratio of net investment income
 to average net assets..........       3.30%      3.15%       3.33%      2.87%       2.99%
Portfolio turnover rate (h) ....        146%       177%        186%       115%         99%
Average commission rate
 paid (f).......................    $0.0409    $0.0516          --         --          --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                             YEAR ENDED DECEMBER 31,
                                 ------------------------------------------------
                                     1992     1991      1990     1989      1988
                                 ---------- --------  -------- --------  --------
Net asset value, beginning of
 year (a).......................     $18.48   $14.40    $15.16   $13.38    $12.39
                                 ---------- --------  -------- --------  --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income..........       0.56     0.60      0.78     0.85      0.67
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions..................      (1.11)    5.23     (0.76)    2.53      0.95
                                 ---------- --------  -------- --------  --------
 Total from investment
  operations....................      (0.55)    5.83      0.02     3.38      1.62
                                 ---------- --------  -------- --------  --------
 LESS DISTRIBUTIONS:
 Dividends from net  investment
 income.........................      (0.55)   (0.55)    (0.78)   (0.85)    (0.63)
 Dividends in excess of net
  investment income.............         --       --        --       --        --
 Distributions from realized
  gains.........................      (1.19)   (1.20)       --    (0.75)       --
 Distributions in excess of
  realized gains................         --       --        --       --        --
 Tax return of capital
  distributions.................         --       --        --       --        --
                                 ---------- --------  -------- --------  --------
 Total dividends and
  distributions.................      (1.74)   (1.75)    (0.78)   (1.60)    (0.63)
                                 ---------- --------  -------- --------  --------
Net asset value, end of year ...     $16.19   $18.48    $14.40   $15.16    $13.38
                                 ========== ========  ======== ========  ========
Total return (d)................      (2.85)%  41.25%     0.25%   25.84%    13.27%
                                 ========== ========  ======== ========  ========
RATIOS/SUPPLEMENTAL DATA:
                                       1992     1991      1990     1989      1988
                                 ---------- --------  -------- --------  --------
Net assets, end of year
 (000's)........................ $1,076,670 $964,262  $286,432 $241,910  $161,819
Ratio of expenses to average
 net assets.....................       0.40%    0.41%     0.45%    0.45%     0.51%
Ratio of net investment income
 to average net assets..........       3.30%    3.60%     5.35%    5.71%     5.15%
Portfolio turnover rate (h) ....         91%     159%      119%     132%      204%
Average commission rate
 paid (f).......................         --       --        --       --        --

------------

Footnotes appear on page 5.

------------------------------------------------------------------------------
HRT103 (5/98) Supp.2 Copyright 1998 The Hudson River Trust. All rights reserved.

ALLIANCE COMMON STOCK PORTFOLIO (G):

                                                    YEAR ENDED DECEMBER 31,
                                   ---------------------------------------------------------
                                       1997        1996       1995        1994       1993*
                                     --------   --------    --------   --------    --------
Net asset value, beginning of
 year (a).........................      $18.23     $16.48      $13.36     $14.65      $13.49
                                    ---------- ----------  ---------- ----------  ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income............        0.14       0.15        0.20       0.20        0.23
 Net realized and unrealized
  gain (loss) on investments  and
 foreign currency  transactions ..        5.12       3.73        4.12      (0.51)       3.10
                                    ---------- ----------  ---------- ----------  ----------
 Total from investment
  operations......................        5.26       3.88        4.32      (0.31)       3.33
                                    ---------- ----------  ---------- ----------  ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income...............       (0.11)     (0.15)      (0.20)     (0.19)      (0.23)
 Dividends in excess of net
  investment income...............          --         --       (0.02)     (0.01)      (0.00)
 Distributions from
  realized gains..................       (1.77)     (1.76)      (0.95)     (0.77)      (1.94)
 Distributions in excess
  of realized gains...............          --      (0.22)      (0.03)        --          --
 Tax return of capital
  distributions...................          --         --          --      (0.01)         --
                                    ---------- ----------  ---------- ----------  ----------
 Total dividends
  and distributions...............       (1.88)     (2.13)      (1.20)     (0.98)      (2.17)
                                    ---------- ----------  ---------- ----------  ----------
Net asset value, end of year .....      $21.61     $18.23      $16.48     $13.36      $14.65
                                    ========== ==========  ========== ==========  ==========
Total return (d)..................       29.40%     24.28%      32.45%     (2.14)%     24.84%
                                    ========== ==========  ========== ==========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's) ..  $9,331,994 $6,625,390  $4,879,677 $3,466,245  $3,125,128
Ratio of expenses to average
  net assets......................        0.39%      0.38%       0.38%      0.38%       0.38%
Ratio of net investment income to
 average net assets...............        0.69%      0.85%       1.27%      1.40%       1.55%
Portfolio turnover rate ..........          52%        55%         61%        52%         82%
Average commission rate paid (f) .     $0.0579    $0.0565          --         --          --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                 YEAR ENDED DECEMBER 31,
                                     ------------------------------------------------
                                       1992        1991      1990      1989     1988
                                     --------   --------    ------   ------    ------
Net asset value, beginning of
 year (a).........................  $    14.18 $    11.22  $  12.87 $  12.19  $  10.15
                                    ---------- ----------  -------- --------  --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income............        0.24       0.32      0.21     0.27      0.23
 Net realized and unrealized
  gain (loss) on investments  and
 foreign currency  transactions ..        0.20       3.91     (1.25)    2.84      2.04
                                    ---------- ----------  -------- --------  --------
 Total from investment
  operations......................        0.44       4.23     (1.04)    3.11      2.27
                                    ---------- ----------  -------- --------  --------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income...............       (0.24)     (0.29)    (0.22)   (0.26)    (0.23)
 Dividends in excess of net
  investment income...............          --         --        --       --        --
 Distributions from
  realized gains..................       (0.89)     (0.98)    (0.39)   (2.17)       --
 Distributions in excess
  of realized gains...............          --         --        --       --        --
 Tax return of capital
  distributions...................          --         --        --       --        --
                                    ---------- ----------  -------- --------  --------
 Total dividends
  and distributions...............       (1.13)     (1.27)    (0.61)   (2.43)    (0.23)
                                    ---------- ----------  -------- --------  --------
Net asset value, end of year .....  $    13.49 $    14.18  $  11.22 $  12.87  $  12.19
                                    ========== ==========  ======== ========  ========
Total return (d)..................        3.22%     37.90%    (8.11)%   25.59%   22.44%
                                    ========== ==========  ======== ========  ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's) ..  $2,307,292 $2,126,402  $673,476 $725,627  $537,827
Ratio of expenses to average
  net assets......................        0.38%      0.40%     0.44%    0.43%     0.46%
Ratio of net investment income to
 average net assets...............        1.73%      2.32%     1.72%    1.87%     2.02%
Portfolio turnover rate ..........          71%        90%       82%      90%       71%
Average commission rate paid (f) .          --         --        --       --        --

------------

Footnotes appear on page 5.

-------------------------------------------------------------------------------
The Hudson River Trust          2

ALLIANCE AGGRESSIVE STOCK PORTFOLIO (G):

                                                    YEAR ENDED DECEMBER 31,
                                   -------------------------------------------------------
                                      1997       1996        1995       1994       1993*
                                   ---------   ---------  ---------   ---------  ---------
Net asset value, beginning of
 year (a) .......................      $35.85     $35.68      $30.63     $31.89      $29.81
                                   ---------- ----------  ---------- ----------  ----------
 INCOME FROM INVESTMENT
   OPERATIONS:
 Net investment income ..........        0.04       0.09        0.10       0.04        0.09
 Net realized and unrealized
   gain (loss) on investments....        3.71       7.52        9.54      (1.26)       4.91
                                   ---------- ----------  ---------- ----------  ----------
 Total from investment
   operations ...................        3.75       7.61        9.64      (1.22)       5.00
                                   ---------- ----------  ---------- ----------  ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income........................       (0.05)     (0.09)      (0.10)     (0.04)      (0.09)
 Dividends in excess of net
   investment income.............          --      (0.00)         --         --          --
 Distributions from realized
   gains.........................       (3.33)     (7.33)      (4.49)        --       (2.75)
 Distributions in excess of
   realized gains................          --      (0.02)         --         --       (0.07)
 Tax return of capital
   distributions.................          --         --          --      (0.00)      (0.01)
                                   ---------- ----------  ---------- ----------  ----------
 Total dividends and
   distributions.................       (3.38)     (7.44)      (4.59)     (0.04)      (2.92)
                                   ---------- ----------  ---------- ----------  ----------
Net asset value, end of year  ...      $36.22     $35.85      $35.68     $30.63      $31.89
                                   ========== ==========  ========== ==========  ==========
Total return (d).................       10.94%     22.20%      31.63%     (3.81)%     16.77%
                                   ========== ==========  ========== ==========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's) .  $4,589,771 $3,865,256  $2,700,515 $1,832,164  $1,557,332
Ratio of expenses to average net
 assets .........................        0.54%      0.48%       0.49%      0.49%       0.49%
Ratio of net investment income
 to average net assets ..........        0.11%      0.24%       0.28%      0.12%       0.28%
Portfolio turnover rate .........         123%       108%        127%        92%         89%
Average commission rate
 paid (f) .......................     $0.0571    $0.0263          --         --          --

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                              YEAR ENDED DECEMBER 31,
                                  ----------------------------------------------
                                     1992      1991      1990    1989     1988
                                  ---------- --------  -------- -------  -------
Net asset value, beginning of
 year (a) ....................... $    33.82 $  19.37  $  19.90 $ 14.07  $ 14.09
                                  ---------- --------  -------- -------  -------
 INCOME FROM INVESTMENT
   OPERATIONS:
 Net investment income ..........       0.17     0.12      0.16    0.23     0.20
 Net realized and unrealized
   gain (loss) on investments....      (1.25)   16.68      1.46    5.87    (0.03)
                                  ---------- --------  -------- -------  -------
 Total from investment
   operations ...................      (1.08)   16.80      1.62    6.10     0.17
                                  ---------- --------  -------- -------  -------
 LESS DISTRIBUTIONS:
 Dividends from net investment
   income........................      (0.18)   (0.10)    (0.16)  (0.23)   (0.19)
 Dividends in excess of net
   investment income.............         --       --        --      --       --
 Distributions from realized
   gains.........................      (2.75)   (2.25)    (1.99)  (0.04)      --
 Distributions in excess of
   realized gains................         --       --        --      --       --
 Tax return of capital
   distributions.................         --       --        --      --       --
                                  ---------- --------  -------- -------  -------
 Total dividends and
   distributions.................      (2.93)   (2.35)    (2.15)  (0.27)   (0.19)
                                  ---------- --------  -------- -------  -------
Net asset value, end of year  ... $    29.81 $  33.82  $  19.37 $ 19.90  $ 14.07
                                  ========== ========  ======== =======  =======
Total return (d).................      (3.16)%   86.87%    8.16%  43.50%    1.13%
                                  ========== ========  ======== =======  =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's) . $1,210,576 $959,257  $120,960 $99,459  $62,116
Ratio of expenses to average net
 assets .........................       0.50%    0.51%     0.55%   0.55%    0.65%
Ratio of net investment income
 to average net assets ..........       0.57%    0.40%     0.78%   1.29%    1.35%
Portfolio turnover rate .........         68%     117%       54%     89%      70%
Average commission rate
 paid (f) .......................         --       --        --      --       --

                             FIXED INCOME SERIES

ALLIANCE MONEY MARKET PORTFOLIO (G):

                                                  YEAR ENDED DECEMBER 31,
                                 --------------------------------------------------------
                                    1997       1996        1995       1994        1993*
                                 ---------- ----------  ---------- ----------  ----------
Net asset value, beginning
 of year(a).....................      $10.17     $10.16      $10.14     $10.12      $10.11
                                  ---------- ----------  ---------- ----------  ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income..........        0.54       0.54        0.57       0.41        0.30
 Net realized and
  unrealized gain (loss)
  on investments................          --      (0.01)         --         --          --
                                  ---------- ----------  ---------- ----------  ----------
 Total from investment
  operations....................        0.54       0.53        0.57       0.41        0.30
                                  ---------- ----------  ---------- ----------  ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income.............       (0.53)     (0.52)      (0.55)     (0.39)      (0.29)
 Distributions from realized
  gains.........................       (0.00)        --          --         --          --
 Total dividends and
  distributions ................       (0.53)     (0.52)      (0.55)     (0.39)      (0.29)
                                  ---------- ----------  ---------- ----------  ----------
Net asset value, end of year  ..      $10.18     $10.17      $10.16     $10.14      $10.12
                                  ========== ==========  ========== ==========  ==========
Total return (d)................        5.42%      5.33%       5.74%      4.02%       3.00%
                                  ========== ==========  ========== ==========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)     $449,960   $463,422    $386,691   $325,391    $248,460
Ratio of expenses to average
 net assets.....................        0.39%      0.43%       0.44%      0.42%       0.42%
Ratio of net investment
 income to average net
 assets.........................        5.28%      5.17%       5.53%      4.01%       2.91%

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                                  YEAR ENDED DECEMBER 31,
                                 --------------------------------------------------------
                                    1992        1991       1990        1989       1988
                                 ---------- ----------  ---------- ----------  ----------
NET ASSET VALUE, BEGINNING
 OF YEAR(A)                          $10.13     $10.17      $10.14     $10.13      $10.09
                                 ---------- ----------  ---------- ----------  ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income..........       0.37       0.61        0.81       0.89        0.73
 Net realized and
  unrealized gain (loss)
  on investments................      (0.01)        --        0.01       0.01       (0.01)
                                 ---------- ----------  ---------- ----------  ----------
 Total from investment
  operations....................       0.36       0.61        0.82       0.90        0.72
                                 ---------- ----------  ---------- ----------  ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income.............      (0.38)     (0.65)      (0.79)     (0.89)      (0.68)
 Distributions from realized
  gains.........................         --         --          --         --          --
 Total dividends and
  distributions ................      (0.38)     (0.65)      (0.79)     (0.89)      (0.68)
                                 ---------- ----------  ---------- ----------  ----------
Net asset value, end of year  ..   $  10.11   $  10.13    $  10.17   $  10.14    $  10.13
                                 ========== ==========  ========== ==========  ==========
Total return (d)................       3.57%      6.20%       8.22%      9.18%       7.32%
                                 ========== ==========  ========== ==========  ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)    $268,584   $302,395    $359,426   $289,338    $234,378
Ratio of expenses to average
 net assets.....................       0.43%      0.43%       0.44%      0.44%       0.48%
Ratio of net investment
 income to average net
 assets.........................       3.63%      5.96%       7.85%      8.70%       7.14%

------------

Footnotes appear on page 5.

-------------------------------------------------------------------------------
                                3                        The Hudson River Trust

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO (E):


                                                                    YEAR ENDED DECEMBER 31,                        APRIL 1, 1991
                                               -----------------------------------------------------------------        TO
                                                      1997    1996      1995       1994         1993*     1992   DECEMBER 31, 1991
                                                ---------   --------  --------   --------  ---------   --------- -----------------
Net asset value, beginning of period (a) .....     $ 9.29    $ 9.47     $ 8.87    $10.08      $10.53     $10.73         $10.00
                                               ---------- ---------  --------- ---------  ---------- ----------     ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income........................       0.53      0.54       0.58      0.65        0.59       0.60           0.52
 Net realized and unrealized gain (loss) on
  investments.................................       0.13     (0.19)      0.57     (1.08)       0.51      (0.02)          0.66
                                               ---------- ---------  --------- ---------  ---------- ----------     ----------
 Total from investment operations.............       0.66      0.35       1.15     (0.43)       1.10       0.58           1.18
                                               ---------- ---------  --------- ---------  ---------- ----------     ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........      (0.51)    (0.53)     (0.55)    (0.78)      (0.68)     (0.60)         (0.34)
 Distributions from realized gains............         --        --         --        --       (0.87)     (0.18)         (0.11)
                                               ---------- ---------  --------- ---------  ---------- ----------     ----------
 Total dividends and distributions............      (0.51)    (0.53)     (0.55)    (0.78)      (1.55)     (0.78)         (0.45)
                                               ---------- ---------  --------- ---------  ---------- ----------     ----------
Net asset value, end of period................     $ 9.44    $ 9.29     $ 9.47    $ 8.87      $10.08     $10.53         $10.73
                                               ========== =========  ========= =========  ========== ==========     ==========
Total return (d)..............................       7.29%     3.78%     13.33%    (4.37)%     10.58%      5.53%         12.10%
                                               ========== =========  ========= =========  ========== ==========     ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).............   $115,114   $88,384    $71,780   $48,518    $158,511   $293,587       $241,290
Ratio of expenses to average net assets ......       0.55%     0.56%      0.57%     0.56%       0.53%      0.52%          0.43%
Ratio of net investment income to average net
 assets.......................................       5.61%     5.73%      6.15%     6.75%       5.43%      5.63%          4.88%
Portfolio turnover rate.......................        285%      318%       255%      133%        254%       316%           174%

ALLIANCE HIGH YIELD PORTFOLIO (G):

                                                          YEAR ENDED DECEMBER 31,
                                          -------------------------------------------------------
                                             1997        1996       1995       1994      1993*
                                          ---------- ----------  ---------- ---------  ---------
Net asset value, beginning of period
(a)......................................   $10.02      $ 9.64     $ 8.91     $10.08     $ 9.15
                                          ---------- ----------  ---------- ---------  ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................     1.04        1.02       0.98       0.89       0.94
 Net realized and unrealized gain (loss)
   on investments .......................     0.75        1.07       0.73      (1.17)      1.10
                                          ---------- ----------  ---------- ---------  ---------
 Total from investment operations .......     1.79        2.09       1.71      (0.28)      2.04
                                          ---------- ----------  ---------- ---------  ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income  ..    (0.97)      (0.98)     (0.94)     (0.88)     (0.92)
 Dividends in excess of net investment
   income................................       --       (0.03)     (0.04)     (0.01)        --
 Distributions from realized gains ......    (0.43)      (0.70)        --         --      (0.19)
                                          ---------- ----------  ---------- ---------  ---------
 Total dividends and distributions ......    (1.40)      (1.71)     (0.98)     (0.89)     (1.11)
                                          ---------- ----------  ---------- ---------  ---------
Net asset value, end of period...........   $10.41      $10.02     $ 9.64     $ 8.91     $10.08
                                          ========== ==========  ========== =========  =========
Total return (d).........................    18.48%      22.89%     19.92%     (2.79)%    23.15%
                                          ========== ==========  ========== =========  =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....... $355,473    $199,360   $118,129    $73,895    $67,169
Ratio of expenses to average net assets .     0.62%       0.59%      0.60%      0.61%      0.63%
Ratio of net investment income to
 average net assets .....................     9.82%       9.93%     10.34%      9.23%      9.52%
Portfolio turnover rate .................      390%        485%       350%       248%       280%

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                                             1992      1991       1990      1989       1988
                                          --------- ---------  --------- ---------  ---------
Net asset value, beginning of period
(a)......................................   $  8.96   $  7.97     $ 9.14   $  9.72   $  9.67
                                           --------  --------   --------- --------  --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................      0.89      0.89       1.04      1.09      1.00
 Net realized and unrealized gain (loss)
   on investments .......................      0.19      0.99      (1.14)    (0.60)    (0.08)
                                           --------  --------   --------- --------  --------
 Total from investment operations .......      1.08      1.88      (0.10)     0.49      0.92
                                           --------  --------   --------- --------  --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income  ..     (0.89)    (0.89)     (1.07)    (1.07)    (0.87)
 Dividends in excess of net investment
   income................................        --        --         --        --        --
 Distributions from realized gains ......        --        --         --        --        --
                                           --------  --------   --------- --------  --------
 Total dividends and distributions ......     (0.89)    (0.89)     (1.07)    (1.07)    (0.87)
                                           --------  --------   --------- --------  --------
Net asset value, end of period...........   $  9.15   $  8.96     $ 7.97   $  9.14   $  9.72
                                           ========  ========   ========= ========  ========
Total return (d).........................     12.31%    24.46%     (1.10)%    5.14%     9.73%
                                           ========  ========   ========= ========  ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......   $47,687   $45,066     $36,569  $41,280   $34,810
Ratio of expenses to average net assets .      0.60%     0.61%      0.62%     0.62%     0.73%
Ratio of net investment income to
 average net assets .....................      9.58%    10.31%     12.04%    11.22%    10.05%
Portfolio turnover rate .................       177%      187%        53%      116%      209%

------------

Footnotes appear on page 5.

-------------------------------------------------------------------------------
The Hudson River Trust          4

------------

FOOTNOTES TO FINANCIAL HIGHLIGHTS
* Prior to July 22, 1993, Equitable Capital Management Corporation ("Equitable Capital") served as the investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. ("Alliance") acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.
(a) Date as of which funds were first allocated to the Portfolios are as follows:
       Alliance Common Stock Portfolio -- June 16, 1975
       Alliance Money Market Portfolio -- July 13, 1981
       Alliance Balanced Portfolio -- January 27, 1986
       Alliance Aggressive Stock Portfolio -- January 27, 1986
       Alliance High Yield Portfolio -- January 2, 1987
       Alliance Intermediate Government Securities Portfolio -- April 1, 1991
(b)    Annualized.
(c) Net investment income and capital changes per share are based upon monthly average shares outstanding.
(d) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(e) On February 22, 1994 shares of the Alliance Intermediate Government Securities Portfolio of the Trust were substituted for shares of the Trust's Alliance Short-Term World Income Portfolio.
(f) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose its average commission rate paid per share for equity security trades on which commissions are charged.
(g) On December 16, 1992, the Trust's Board of Trustees declared a 10-for-1 stock split of the outstanding shares of the Alliance Money Market, Alliance High Yield, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Portfolios ("Split Portfolios"). The split was effected on January 1, 1993 for shareholders of record on that date. Consequently, the information presented in the tables above for each Split Portfolio share outstanding throughout each period (other than the periods ended prior to January 1, 1993), and the shares outstanding at the end of such periods presented for the Split Portfolios, has been restated.
(h) The Alliance Balanced Portfolio's portfolio turnover rates in 1997 and 1996 were 95% and 139%, respectively, for the equity component and were 192% and 221%, respectively, for the fixed income component.

-------------------------------------------------------------------------------
                                5                        The Hudson River Trust

3. The section entitled "The Trust" is revised by replacing the fourth paragraph thereof with the following:

The Trust's shares are sold only to separate accounts of insurance companies in connection with variable life insurance contracts and variable annuity certificates and contracts (collectively, the "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable") and certain insurance companies unaffiliated with Equitable. Equitable was the record owner of approximately 99.7% and 100% of the Trust's Class IA and Class IB shares, respectively, as of March 31, 1998, and consequently may be deemed to control the Trust.

4. The section entitled "Investment Objectives and Policies--Alliance Common Stock Portfolio--Investment Policies" is revised by replacing the third paragraph thereof with the following:

If, in light of economic conditions and the general level of common stock prices, it appears that the Portfolio's investment objective will not be met by using all its assets to buy equities, the Alliance Common Stock Portfolio may also use part of its assets to make nonequity investments. These could include buying securities such as nonparticipating and nonconvertible preferred stocks and certain fixed income securities. Fixed income securities will include investment grade bonds and debentures and money market instruments, as well as securities that have a high current yield because they are either rated in the lower categories by nationally recognized statistical rating organizations ("NSROs") (i.e., Baa or lower by Moody's Investors Service, Inc. ("Moody's") or BBB or lower by Standard & Poor's ("S&P")) or are unrated. For a discussion of the risks associated with investment in these higher yielding securities, see "Investment Techniques--Fixed Income Securities" and "Investment Techniques--Risk Factors of Lower Rated Fixed Income Securities," below. For the fiscal year ended December 31, 1997, less than 1% of the average assets of the Portfolio were invested in higher yielding securities.

5. The section entitled "Investment Objectives and Policies--Alliance Intermediate Government Securities Portfolio--Investment Policies" is revised by replacing the fifth paragraph thereof with the following:

The Portfolio buys and sells securities with a view to maximizing current return without, in the view of Alliance, undue risk to principal. Potential capital gains resulting from possible changes in interest rates will not be a major consideration. The Portfolio may take full advantage of a wide range of maturities of U.S. Government Securities and may adjust the dollar-weighted average maturity of its portfolio from time to time, depending on Alliance's assessment of relative yields on securities of different maturities and the expected effect of future changes in interest rates on the market value of the securities held by the Portfolio. However, at all times, each instrument held by the Portfolio will have either a final maturity of not more than ten years or a duration, as determined by Alliance, not exceeding that of a 10-year Treasury note. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. Thus, by definition, duration is always less than or equal to full maturity. In some cases, Alliance's calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates, in the mortgage-backed or asset-backed securities, and foreign and domestic interest rates). As of December 31, 1997, the duration of a 10-year Treasury bond was considered by Alliance to be 7.3 years. The Portfolio may also invest a substantial portion of its assets in money market instruments. See "Investment Techniques--Certain Money Market Instruments," below.

6. The section entitled "Investment Objectives and Policies--Alliance High Yield Portfolio--Investment Policies" is revised by replacing the third paragraph thereof with the following:

For the fiscal year ended December 31, 1997, the approximate percentages of the Portfolio's average assets invested in securities of each rating category, determined on a dollar weighted basis, were as follows: 10% in securities rated AAA or its equivalent, 6.8% in securities rated BB or its equivalent, 69.2% in securities rated B or its equivalent and 4% in securities rated CCC or its equivalent. Of these securities, 90% were rated by an NRSRO and 10% were unrated. All of the unrated securities were considered by the investment adviser to be of comparable quality to the Portfolio's investments rated by an NRSRO.

-------------------------------------------------------------------------------
The Hudson River Trust          6

7. The section entitled "Investment Techniques--Options" is revised by replacing the third paragraph thereof with the following:

Options purchased or written by the Portfolios may be traded on the national securities exchanges or negotiated with a dealer. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, such options are subject to the risk that the counterparty may fail to meet its obligations to the Fund, and it may be difficult to enter into closing transactions with respect to such options. Such options, and the securities used as "cover" for such options, may be considered illiquid securities.

8. The section entitled "Investment Techniques--Options" is revised by replacing the fifth paragraph thereof with the following:

The Portfolios, except the Alliance Money Market and Alliance Intermediate Government Securities Portfolios, may purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. Such investment strategies will be used as a hedge and not for speculation. As in the case of other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies may be traded on the national securities exchanges or in the over-the-counter market. As described above, options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, such options are subject to the risk that the counterparty may fail to meet its obligations to the Fund, and it may be difficult to enter into closing transactions with respect to options traded over-the-counter.

9. The section entitled "Investment Techniques--Foreign Securities and Currencies" is revised by replacing the first paragraph thereof with the following:

All of the Portfolios, except the Alliance Intermediate Government Securities Portfolio, may invest in foreign securities. For these purposes, "foreign securities" are securities of foreign issuers that are not traded in U.S. markets. Each of the Portfolios, except the Alliance Intermediate Government Securities Portfolio, may invest in American depositary receipts and securities of foreign issuers that are traded in U.S. markets. These securities may involve certain of the risks described below for foreign securities.

10. The section entitled "Management of the Trust--The Portfolio Managers" is replaced with the following:

THE PORTFOLIO MANAGERS

THE ASSET ALLOCATION SERIES

ALLIANCE BALANCED PORTFOLIO

Robert G. Heisterberg has been the person principally responsible for the Alliance Balanced Portfolio investment program since February 12, 1996. Mr. Heisterberg, a Senior Vice President of Alliance and Global Economic Policy Analysis, has been associated with Alliance since 1977.

THE EQUITY SERIES

ALLIANCE COMMON STOCK PORTFOLIO

Tyler J. Smith has been the person principally responsible for the Alliance Common Stock Portfolio's investment program since 1977. Mr. Smith, a Senior Vice President of Alliance, has been associated with Alliance since 1970.*

-------------------------------------------------------------------------------
                                7                        The Hudson River Trust

ALLIANCE AGGRESSIVE STOCK PORTFOLIO

Alden M. Stewart and Randall E. Haase have been the persons principally responsible for the Alliance Aggressive Stock Portfolio's investment program since 1993. Mr. Stewart, an Executive Vice President of Alliance, has been associated with Alliance since 1970.* Mr. Haase, a Senior Vice President of Alliance, has been associated with Alliance since 1988.*

THE FIXED INCOME SERIES

ALLIANCE MONEY MARKET PORTFOLIO

Raymond J. Papera has been the person principally responsible for the Alliance Money Market Portfolio's investment program since 1990. Mr. Papera, a Senior Vice President of Alliance, has been associated with Alliance since 1990.*

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

Patricia J. Young and Jeffrey S. Phlegar have been the persons principally responsible for the Alliance Intermediate Government Securities Portfolio's investment program, Ms. Young since 1995 and Mr. Phlegar since 1997. Ms. Young, a Senior Vice President of Alliance, has been associated with Alliance since 1992. Mr. Phlegar, a Senior Vice President of Alliance, has been associated with Alliance since 1988.

ALLIANCE HIGH YIELD PORTFOLIO

Wayne C. Tappe has been the person principally responsible for the Alliance High Yield Portfolio's investment program since 1995. Mr. Tappe, a Senior Vice President of Alliance, has been associated with Alliance since 1987.*
* Prior to July 22, 1993, with Equitable Capital Management Corporation ("Equitable Capital"). On that date Alliance acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.

11. The section entitled "Management of the Trust--The Trust's Expenses" is replaced with the following:

THE TRUST'S EXPENSES

The Trust pays all of its operating expenses not specifically assumed by Alliance. The expenses borne by the Trust include or could include taxes; brokerage commissions; interest charges; securities lending fees; fees and expenses of the registration or qualification of a Portfolio's securities under federal or state securities laws; fees of the Portfolio's custodian, transfer agent, independent accountants and legal counsel; all expenses of shareholders' and trustees' meetings; all expenses of the preparation, typesetting, printing and mailing to existing shareholders of prospectuses, prospectus supplements, statements of additional information, proxy statements, and annual and semi-annual reports; any proxy solicitor's fees and expenses; costs of fidelity bonds and Trustees' liability insurance premiums as well as extraordinary expenses such as indemnification payments or damages awarded in litigation or settlements made; any membership fees of the Investment Company Institute and similar organizations; costs of maintaining the Trust's corporate existence and the compensation of Trustees who are not directors, officers, or employees of Alliance or its affiliates. The following table, reflecting the Trust's estimated expenses, is based on information for the year ended December 31, 1997 and has been restated to reflect (i) the fees that would have been paid to Alliance if the present advisory agreement had been in effect as of January 1, 1997 and (ii) estimated accounting expenses for the year ended December 31, 1997.

-------------------------------------------------------------------------------
The Hudson River Trust          8

                                         ALLIANCE
                             ALLIANCE     COMMON
                             BALANCED      STOCK
TYPE OF EXPENSE             PORTFOLIO    PORTFOLIO
---------------            ----------- -----------
Investment Advisory Fees       0.42%       0.37%
Other Expenses ...........     0.05%       0.03%
Total Expenses ...........     0.47%       0.40%

                                                        ALLIANCE
                             ALLIANCE     ALLIANCE    INTERMEDIATE    ALLIANCE
                            AGGRESSIVE      MONEY      GOVERNMENT       HIGH
                               STOCK       MARKET      SECURITIES       YIELD
TYPE OF EXPENSE              PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------            ------------ -----------  -------------- -----------
Investment Advisory Fees       0.54%        0.35%         0.50%         0.60%
Other Expenses ...........     0.03%        0.04%         0.06%         0.04%
Total Expenses ...........     0.57%        0.39%         0.56%         0.64%

Actual investment advisory fees, other expenses and total expenses for the year ended December 31, 1997 were as follows:

                                         ALLIANCE
                             ALLIANCE     COMMON
                             BALANCED      STOCK
TYPE OF EXPENSE             PORTFOLIO    PORTFOLIO
---------------            ----------- -----------
Investment Advisory Fees       0.40%       0.36%
Other Expenses ...........     0.05%       0.03%
Total Expenses ...........     0.45%       0.39%

                                                        ALLIANCE
                             ALLIANCE     ALLIANCE    INTERMEDIATE    ALLIANCE
                            AGGRESSIVE      MONEY      GOVERNMENT       HIGH
                               STOCK       MARKET      SECURITIES       YIELD
TYPE OF EXPENSE              PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------            ------------ -----------  -------------- -----------
Investment Advisory Fees       0.51%        0.36%         0.50%         0.59%
Other Expenses ...........     0.03%        0.03%         0.05%         0.03%
Total Expenses ...........     0.54%        0.39%         0.55%         0.62%

12. The following section is added after the section entitled "Management of the Trust--Transactions with Affiliates":

YEAR 2000

Many computer software systems in use today cannot properly process date-related information relating to periods from and after January 1, 2000. Should any of the computer systems employed by the Trust's major service providers fail to process this type of information properly, that could have a negative impact on the Trust's operations and services that are provided to the Trust's shareholders. Alliance has advised the Trust that it is reviewing all of its computer systems with the goal of modifying or replacing such systems prior to January 1, 2000, to the extent necessary to foreclose any such negative impact. In addition, Alliance has been advised by the Trust's custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this prospectus, the Trust and Alliance have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio securities held by the Trust may be adversely affected by the inability of the securities' issuers or of third parties to process this type of information properly.

-------------------------------------------------------------------------------
                                9                        The Hudson River Trust

13. The section entitled "Appendix B--Performance Information" is revised by replacing the fifth paragraph thereof with the following:

Each Portfolio's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. which ranks mutual funds on the basis of historical risk and total return. Morningstar rankings are calculated using the mutual fund's average annual return for certain periods and a risk factor that reflects the mutual fund's performance relative to three-month Treasury bill monthly returns. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a mutual fund as a weighted average for 3-, 5-and 10-year periods. If the fund scores in the top 10% of its class it receives 5 stars; if it falls in the next 22.5% it receives 4 stars; a place in the middle 35% earns it 3 stars; those in the next 22.5% receive 2 stars; and the bottom 10% get 1 star.

14. The section entitled "Appendix B--Performance Information" is revised by replacing the eighteenth paragraph thereof with the following:

The dates as of which funds were first allocated to the Portfolios are as follows: the Alliance Common Stock Portfolio on June 16, 1975; the Alliance Money Market Portfolio on July 13, 1981; the Alliance Balanced Portfolio on January 27, 1986; the Alliance High Yield Portfolio on January 2, 1987 and the Alliance Intermediate Government Securities Portfolio on April 1, 1991. In the "Since Inception" columns of Table I and Table II below, the performance of each Portfolio and its comparative indices is measured from the date funds were first allocated to the Portfolios, except as follows: for the Alliance Common Stock Portfolio and its comparative indices, from January 13, 1976, the date on which the unit value was established and Contract owner contributions were first accepted by the Alliance Common Stock Portfolio's separate account predecessor; for the Lipper Money Market Funds Average, from June 1, 1981 and for the Lipper Balanced Funds Average from January 1, 1986.

-------------------------------------------------------------------------------
The Hudson River Trust          10

15. The section entitled "Appendix B--Performance Information" is revised by replacing Tables I, II and III thereunder with the following:

                                   TABLE I
                          ANNUALIZED RATES OF RETURN
                       PERIODS ENDING DECEMBER 31, 1997

                                                                                                     SINCE
PORTFOLIO/BENCHMARKS                          1 YEAR  3 YEARS 5 YEARS  10 YEARS 15 YEARS  20 YEARS INCEPTION
                                              ------ -------  ------- --------  -------- --------  ---------
THE ASSET ALLOCATION SERIES
ALLIANCE BALANCED ...........................  15.06   15.45    9.71    12.04%       --       --     12.30
LIPPER BALANCED MUTUAL FUNDS AVERAGE ........  19.00   19.44   13.20    12.92        --       --     12.33
50% S&P 500/50% LEHMAN GOV'T CORP. ..........  21.56   21.68   14.63    21.19        --       --     13.97
--------------------------------------------  ------ -------  ------- --------  -------- --------  ---------
THE EQUITY SERIES
ALLIANCE COMMON STOCK........................  29.40   28.66   21.08    18.00     17.25%   17.56%    15.83
LIPPER GROWTH EQUITY MUTUAL FUNDS AVERAGE ...  25.30   25.11   16.47    15.93     14.37    15.73     15.50
S&P 500......................................  33.36   31.15   20.27    18.05     17.52    16.66     15.44
--------------------------------------------  ------ -------  ------- --------  -------- --------  ---------
ALLIANCE AGGRESSIVE STOCK....................  10.94   21.29   14.92    19.00        --       --     19.41
LIPPER SMALL COMPANY GROWTH FUNDS
 AVERAGE.....................................  19.63   22.51   15.24    16.50        --       --     14.06
50% S&P 400/50% RUSSELL 2000.................  27.31   24.88   17.11    17.74        --       --     15.12
--------------------------------------------  ------ -------  ------- --------  -------- --------  ---------
THE FIXED INCOME SERIES
ALLIANCE MONEY MARKET .......................   5.42    5.50    4.69     5.78      6.59       --      7.17
LIPPER MONEY MARKET MUTUAL FUNDS AVERAGE ....   4.90    5.05    4.31     5.40      6.18       --      6.89
3 MONTH T-BILL ..............................   5.23    5.41    4.71     5.61      6.33       --      6.87
--------------------------------------------  ------ -------  ------- --------  -------- --------  ---------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES     7.29    8.06    5.94       --        --       --      7.00
LIPPER INTERMEDIATE GOVERNMENT FUNDS
 AVERAGE.....................................   8.08    8.68    6.00       --        --       --      7.19
LEHMAN INTERMEDIATE GOVERNMENT BOND  ........   7.72    8.65    6.39       --        --       --      7.47
--------------------------------------------  ------ -------  ------- --------  -------- --------  ---------
ALLIANCE HIGH YIELD..........................  18.48   20.42   15.89    12.80        --       --     12.04
LIPPER HIGH CURRENT YIELD MUTUAL
 FUNDS AVERAGE...............................  12.96   14.17   11.36    10.66        --       --      9.78
ML MASTER....................................  12.83   14.54   11.72    12.09        --       --     11.39
--------------------------------------------  ------ -------  ------- --------  -------- --------  ---------

* Unannualized

-------------------------------------------------------------------------------
                                11                       The Hudson River Trust

                                   TABLE II
                          CUMULATIVE RATES OF RETURN
                       PERIODS ENDING DECEMBER 31, 1997

                                                                                                                 SINCE
PORTFOLIO/BENCHMARKS                          1 YEAR    3 YEARS   5 YEARS    10 YEARS   15 YEARS    20 YEARS   INCEPTION
-------------------------------------------  -------- ---------  --------- ----------  ---------- ----------  -----------
THE ASSET ALLOCATION SERIES
ALLIANCE BALANCED...........................   15.06     53.88      58.90     211.70%         --         --       298.86
Lipper Balanced Mutual Funds Average  ......   19.00     70.61      86.33     239.04          --         --       302.62
50% S&P 500/50% Lehman Gov't Corp.  ........   21.56     80.14      97.96     583.14          --         --       376.27
-------------------------------------------  -------- ---------  --------- ----------  ---------- ----------  -----------
THE EQUITY SERIES
ALLIANCE COMMON STOCK.......................   29.40    113.00     160.20     423.28      988.51%   2440.13%    2,422.45
Lipper Growth Equity Mutual Funds Average ..   25.30     97.08     117.56     356.18      710.84    2037.84     2,757.78
S&P 500.....................................   33.36    125.60     151.62     425.67    1,026.40    2080.13     2,248.74
-------------------------------------------  -------- ---------  --------- ----------  ---------- ----------  -----------
ALLIANCE AGGRESSIVE STOCK...................   10.94     78.45     100.42     469.28          --         --       730.05
Lipper Small Company Growth Funds Average  .   19.63     84.83     105.11     371.28          --         --       398.38
50% S&P 400/50% Russell 2000................   27.31     94.76     120.25     412.08          --         --       436.52
-------------------------------------------  -------- ---------  --------- ----------  ---------- ----------  -----------
THE FIXED INCOME SERIES
ALLIANCE MONEY MARKET.......................    5.42     17.42      25.77      75.34      160.40         --       212.76
Lipper Money Market Mutual Funds Average  ..    4.90     15.94      23.52      69.20      146.11         --       200.21
3 Month T-Bill..............................    5.23     17.13      25.87      72.64      150.97         --       199.34
-------------------------------------------  -------- ---------  --------- ----------  ---------- ----------  -----------
ALLIANCE INTERMEDIATE GOVERNMENT
 SECURITIES.................................    7.29     26.18      33.44         --          --         --        57.92
Lipper Intermediate Government Funds
 Average ...................................    8.08     28.40      33.93         --          --         --        59.98
Lehman Intermediate Government Bond  .......    7.72     28.25      36.31         --          --         --        62.74
-------------------------------------------  -------- ---------  --------- ----------  ---------- ----------  -----------
ALLIANCE HIGH YIELD.........................   18.48     74.60     109.05     233.48          --         --       249.07
Lipper High Current Yield Bond Funds
 Average ...................................   12.96     48.92      71.52     177.35          --         --       181.23
ML Master ..................................   12.83     50.26      74.04     213.08          --         --       227.68
-------------------------------------------  -------- ---------  --------- ----------  ---------- ----------  -----------

-------------------------------------------------------------------------------
The Hudson River Trust          12

                                  TABLE III
                            ANNUAL RATES OF RETURN

                ALLIANCE    ALLIANCE    ALLIANCE                ALLIANCE       ALLIANCE
YEAR ENDING      COMMON      MONEY     AGGRESSIVE    ALLIANCE     HIGH       INTERMEDIATE
DECEMBER 31       STOCK      MARKET       STOCK      BALANCED     YIELD    GOVT. SECURITIES
-------------  ---------- ----------  ------------ ----------  ---------- ----------------
1976..........      9.2%*
1977..........     -9.2
1978..........      8.2
1979..........     29.8
1980..........     50.1
1981..........     -5.8        7.1%*
1982..........     17.6       13.0
1983..........     26.1        8.9
1984..........     -2.0       10.9
1985..........     33.4        8.2
1986..........     17.3        6.6        35.9%*       29.1%*
1987..........      7.5        6.6         7.3         -0.9        4.7%*
1988..........     22.4        7.3         1.1         13.3        9.7
1989..........     25.6        9.2        43.5         25.8        5.1
1990..........     -8.1        8.2         8.2          0.3       -1.1
1991..........     37.9        6.2        86.9         41.3       24.5           12.1%*
1992..........      3.2        3.6        -3.2         -2.8       12.3            5.5
1993..........     24.8        3.0        16.8         12.3       23.2           10.6
1994..........     -2.1        4.0        -3.8         -8.0       -2.8           -4.4
1995..........     32.5        5.7        31.6         19.8       19.9           13.3
1996..........     24.3        5.3        22.2         11.7       22.9            3.8
1997 .........    29.40        5.4        10.9         15.1       18.5            7.3
-------------  ---------- ----------  ------------ ----------  ---------- ----------------

------------
*Unannualized from the inception date described in the Prospectus through the end of the calendar year indicated.

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                                13                       The Hudson River Trust